Document And Entity Information	Jun. 01, 2023
Document Information [Line Items]
Entity, Registrant Name	LeMaitre Vascular, Inc.
Document, Type	8-K
Document, Period End Date	Jun. 01, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33092
Entity, Tax Identification Number	04-2825458
Entity, Address, Address Line One	63 Second Avenue
Entity, Address, City or Town	Burlington
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	221-2266
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	LMAT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001158895